Fair Value Measurements (Changes in Level 3 Instruments) (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2015	Dec. 31, 2014
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Cash Accruals Not Included In Schedule Assets Measured For Fair Value On Recurring Basis	$ 10	$ 6	$ 13	$ 9
Level 3 | Recurring
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Changes in Level 3, beginning balance			4,175	4,068
Net realized/unrealized gains (losses) included in earnings			19	182
Net realized/unrealized gains (losses) included in accumulated other comprehensive income			(128)	181
Purchases			370	744
Sales			(187)	(534)
Settlements			(161)	(390)
Transfers into Level 3			51	192
Transfers out of Level 3			(98)	(269)
Changes in Level 3, ending balance	4,042	4,175	4,042	4,175
Net change in unrealized gains (losses) relating to instruments still held			27	85
Level 3 | Recurring | Derivatives
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Changes in Level 3, beginning balance			29	11
Net realized/unrealized gains (losses) included in earnings			25	13
Net realized/unrealized gains (losses) included in accumulated other comprehensive income			0	0
Purchases			0	(1)
Sales			0	0
Settlements			(6)	3
Transfers into Level 3			40	3
Transfers out of Level 3			0	(1)
Changes in Level 3, ending balance	88	29	88	29
Net change in unrealized gains (losses) relating to instruments still held			22	12
Level 3 | Recurring | Other
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Changes in Level 3, beginning balance			277	201
Net realized/unrealized gains (losses) included in earnings			8	85
Net realized/unrealized gains (losses) included in accumulated other comprehensive income			0	0
Purchases			0	33
Sales			(26)	(41)
Settlements			0	0
Transfers into Level 3			0	0
Transfers out of Level 3			0	0
Changes in Level 3, ending balance	259	277	259	277
Net change in unrealized gains (losses) relating to instruments still held			5	73
Level 3 | US Corporate | Recurring
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Changes in Level 3, beginning balance			3,053	2,787
Net realized/unrealized gains (losses) included in earnings			3	18
Net realized/unrealized gains (losses) included in accumulated other comprehensive income			(165)	131
Purchases			362	541
Sales			(80)	(227)
Settlements			(137)	(212)
Transfers into Level 3			0	175
Transfers out of Level 3			(30)	(159)
Changes in Level 3, ending balance	3,006	3,053	3,006	3,053
Net change in unrealized gains (losses) relating to instruments still held			0	0
Level 3 | State and municipal | Recurring
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Changes in Level 3, beginning balance			58	50
Net realized/unrealized gains (losses) included in earnings			0	0
Net realized/unrealized gains (losses) included in accumulated other comprehensive income			(2)	6
Purchases			0	3
Sales			0	0
Settlements			(9)	(1)
Transfers into Level 3			0	0
Transfers out of Level 3			(17)	0
Changes in Level 3, ending balance	30	58	30	58
Net change in unrealized gains (losses) relating to instruments still held			0	0
Level 3 | Mortgage and asset-backed | Recurring
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Changes in Level 3, beginning balance			146	238
Net realized/unrealized gains (losses) included in earnings			(19)	3
Net realized/unrealized gains (losses) included in accumulated other comprehensive income			(9)	6
Purchases			0	0
Sales			32	16
Settlements			4	31
Transfers into Level 3			0	2
Transfers out of Level 3			49	57
Changes in Level 3, ending balance	32	146	32	146
Net change in unrealized gains (losses) relating to instruments still held			0	0
Level 3 | Corporate - non-U.S. | Recurring
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Changes in Level 3, beginning balance			337	515
Net realized/unrealized gains (losses) included in earnings			0	64
Net realized/unrealized gains (losses) included in accumulated other comprehensive income			(6)	4
Purchases			9	167
Sales			(49)	(248)
Settlements			(1)	(149)
Transfers into Level 3			0	1
Transfers out of Level 3			0	(19)
Changes in Level 3, ending balance	290	337	290	337
Net change in unrealized gains (losses) relating to instruments still held			0	0
Level 3 | Government - non-U.S. | Recurring
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Changes in Level 3, beginning balance			2	30
Net realized/unrealized gains (losses) included in earnings			0	0
Net realized/unrealized gains (losses) included in accumulated other comprehensive income			0	0
Purchases			0	0
Sales			0	0
Settlements			0	0
Transfers into Level 3			0	2
Transfers out of Level 3			(2)	(30)
Changes in Level 3, ending balance	0	2	0	2
Net change in unrealized gains (losses) relating to instruments still held			0	0
Level 3 | U.S. Government and federal agency | Recurring
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Changes in Level 3, beginning balance			266	225
Net realized/unrealized gains (losses) included in earnings			0	0
Net realized/unrealized gains (losses) included in accumulated other comprehensive income			58	34
Purchases			0	0
Sales			0	0
Settlements			(1)	0
Transfers into Level 3			0	9
Transfers out of Level 3			0	(2)
Changes in Level 3, ending balance	323	266	323	266
Net change in unrealized gains (losses) relating to instruments still held			0	0
Level 3 | Equity | Recurring
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Changes in Level 3, beginning balance			9
Net realized/unrealized gains (losses) included in earnings			2
Net realized/unrealized gains (losses) included in accumulated other comprehensive income			(5)
Purchases			0
Sales			0
Settlements			4
Transfers into Level 3			10
Transfers out of Level 3			0
Changes in Level 3, ending balance	$ 13	$ 9	13	9
Net change in unrealized gains (losses) relating to instruments still held			$ 0	$ 0